SCHEDULE OF INFORMATION ABOUT BUSINESS COMBINATIONS (Details) - USD ($)	Mar. 31, 2026	Mar. 27, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Intangible asset– technology	$ 6,629,865
Trade receivables, net	2,037,154		1,394,545
Other receivables, deposit and prepayment	1,183,733		1,066,191
Contract assets	154,084		750
Cash and cash equivalents	4,865,964		3,111,141	$ 76,620	$ 1,183,176
Trade payable	(3,497,580)		(200,660)
Other payables and accruals	(2,693,575)		(706,874)
Deferred revenue	(2,370,026)		(505,424)
Deferred tax liabilities	(1,762,077)
Tax receivables	27,185
Matter DKApS [member]
IfrsStatementLineItems [Line Items]
Consideration Shares issued	17,380,331
Consideration Shares to be issued	3,067,109
Total	20,447,440
Intangible asset– technology	2,510,000
Intangible asset – customer relationship	240,000
Trade receivables, net	107,740
Other receivables, deposit and prepayment	134,501
Contract assets	97,672
Cash and cash equivalents	5,585
Trade payable	(1,041,128)
Other payables and accruals	(823,725)
Loans from the Company prior to the acquisition	(768,620)
Deferred revenue	(261,351)
Deferred tax liabilities	(605,000)
Total assets liabilities acquired	(404,326)
Remedy project limited [member]
IfrsStatementLineItems [Line Items]
Consideration Shares issued	3,789,999	$ 947,500
Consideration Shares to be issued	947,500
Total	5,684,999
Intangible asset – customer relationship	270,000
Trade receivables, net	122,912
Other receivables, deposit and prepayment	5,356
Cash and cash equivalents	33,039
Trade payable	(2,446)
Other payables and accruals	(1,091)
Deferred revenue	(280,867)
Deferred tax liabilities	(44,550)
Total assets liabilities acquired	103,275
Due from a related company	922
Plan A Earth gmbH [member]
IfrsStatementLineItems [Line Items]
Consideration Shares issued	3,519,098
Consideration Shares to be issued	17,338,418
Total	20,857,516
Intangible asset– technology	2,020,000
Intangible asset – customer relationship	200,000
Trade receivables, net	342,071
Other receivables, deposit and prepayment	351,946
Cash and cash equivalents	970,683
Trade payable	(20,043)
Other payables and accruals	(703,241)
Deferred revenue	(1,020,319)
Total assets liabilities acquired	2,742,302
Intangible asset – brand name	1,800,000
Tax receivables	$ 14,240